Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income (loss)	$ (3,637,180)	$ (2,648,017)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	90,864	79,809
Share-based compensation	156,131	219,162
Loss on exchange of debt	1,066,732	0
Loss on extinguishment of debt	111,928	0
Amortization of deferred issuance costs	442,289	28,520
Change in fair value related to warrants and derivative	(323,041)	11,800
Non-cash interest related to bridge funding	49,116	14,346
Change in assets and liabilities
Accounts receivable	(5,115)	1,414
Prepaids and other current assets	(405,657)	33,287
Accounts payable	(540,710)	57,914
Accrued and other liabilities	(267,325)	241,110
Note payable, net of discount	(31,129)	0
Net cash (used in) operations	(3,293,096)	(1,960,653)
Investing activities
Intangible assets - Patents	(157,523)	(72,634)
Net cash (used in) investing activities	(157,523)	(72,634)
Financing activities
Issuance of common stock and warrants related to public offering, net deductions	2,691,391	0
Proceeds from equity line	1,754,032	0
Repayment of promissory notes	(300,973)	0
Equity line cash issuance costs	(262,744)	0
Public offering cash issuance costs	(256,094)	0
Bridge fund cash issuance costs	(23,375)	(85,000)
Proceeds from bridge funding	0	1,250,000
Proceeds from sale of Series A preferred stock	0	1,000
Redemption of Series A Preferred stock	0	(1,000)
Net cash provided by financing activities	3,602,237	1,165,000
Net increase (decrease) in cash and cash equivalents	151,618	(868,287)
Cash, cash equivalents and restricted cash, beginning of period	1,031,069	1,482,806
Cash, cash equivalents and restricted cash, end of period	1,182,687	614,518
Non-cash activities
Issuance of common shares in exchange for debt	1,519,779	0
Issuance of bridge fund commitment shares	33,297	175,619
Fair value of warrants and derivative related to bridge funding	0	742,988
Accrued debt issuance costs related to bridge funding	0	118,575
Issuance of warrants related to bridge funding	0	37,500
Original issue discount (15%) related to bridge funding	$ 0	$ 187,500